Derivative Instruments And Hedging Activities (Notional and Fair Value Of Derivative Contracts Designated And Not Designated As Hedging Instruments) (Details) - USD ($) $ in Millions		May. 31, 2015	May. 25, 2014
Derivatives, Fair Value [Line Items]
Derivative Assets		$ 5.3	$ 1.7
Derivative Liabilities		0.0	(1.7)
Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets		4.0	1.7
Derivative Liabilities		0.0	(0.5)
Derivative contracts not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets		1.3	0.0
Derivative Liabilities		0.0	(1.2)
Commodity contracts | Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Notional Values		0.0	0.9
Derivative Assets	[1]	0.0	0.0
Derivative Liabilities	[1]	0.0	0.0
Commodity contracts | Derivative contracts not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Notional Values		0.0	0.0
Derivative Assets	[1]	0.0	0.0
Derivative Liabilities	[1]	0.0	0.0
Equity forwards | Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Notional Values		11.4	20.6
Derivative Assets	[1]	0.4	0.0
Derivative Liabilities	[1]	0.0	(0.5)
Equity forwards | Derivative contracts not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Notional Values		51.7	47.4
Derivative Assets	[1]	1.3	0.0
Derivative Liabilities	[1]	0.0	(1.2)
Interest rate related | Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Notional Values		200.0	200.0
Derivative Assets	[1]	3.6	1.6
Derivative Liabilities	[1]	0.0	0.0
Foreign currency forwards | Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Notional Values		0.0	0.3
Derivative Assets	[1]	0.0	0.1
Derivative Liabilities	[1]	$ 0.0	$ 0.0

[1]	Derivative assets and liabilities are included in receivables, net, prepaid expenses and other current assets, and other current liabilities, as applicable, on our consolidated balance sheets.